Offsets	Jul. 31, 2025 USD ($)
Offset: 1
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	SoFi Technologies, Inc.
Form or Filing Type	Form S-3
File Number	333-266180
Initial Filing Date	Jul. 15, 2022
Fee Offset Claimed	$ 92,700
Security Type Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000,000
Offset Note	The registrant previously registered the offer and sale of up to $1 billion of securities pursuant to a Registration Statement on Form S-3 (File No. 333-266180), as filed with the Securities and Exchange Commission on July 15, 2022, originally filed and effective on July 27, 2022 (the “Prior Registration Statement”). In connection with the filing of the Prior Registration Statement, the registrant made a contemporaneous fee payment in the amount of $92,700. All of the securities registered for potential issuance and sale by the Registrant under the Prior Registration Statement remain unsold (the “Unsold Securities”). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $92,700 that has already been paid and remains unused with respect to the Unsold Securities will offset any registration fee due in connection with this prospectus supplement. All offerings under the Prior Registration Statement have been terminated or completed pursuant to Rule 457(p).
Termination / Withdrawal Statement	The registrant previously registered the offer and sale of up to $1 billion of securities pursuant to a Registration Statement on Form S-3 (File No. 333-266180), as filed with the Securities and Exchange Commission on July 15, 2022, originally filed and effective on July 27, 2022 (the “Prior Registration Statement”). In connection with the filing of the Prior Registration Statement, the registrant made a contemporaneous fee payment in the amount of $92,700. All of the securities registered for potential issuance and sale by the Registrant under the Prior Registration Statement remain unsold (the “Unsold Securities”). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $92,700 that has already been paid and remains unused with respect to the Unsold Securities will offset any registration fee due in connection with this prospectus supplement. All offerings under the Prior Registration Statement have been terminated or completed pursuant to Rule 457(p).
Offset: 2
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	SoFi Technologies, Inc.
Form or Filing Type	Form S-3
File Number	333-266180
Filing Date	Jul. 15, 2022
Fee Paid with Fee Offset Source	$ 92,700